Annual Operating Expenses - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund - Fidelity 500 Index Fund	May 03, 2023
Operating Expenses:
Management fee	0.015%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.015%